Financial risk management - Credit Quality of Financial Assets (Details) - Financial assets neither past due nor impaired - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Time deposits | Over 90 days
Financial Risk Management [Line Items]
Total financial assets	$ 969,732	$ 1,061,262
Time deposits | Banco Santander | Up to 90 days
Financial Risk Management [Line Items]
Total financial assets	125,673	104,542
Time deposits | Banco Santander | Over 90 days
Financial Risk Management [Line Items]
Total financial assets	221,913	415,851
Time deposits | Scotiabank Chile | Up to 90 days
Financial Risk Management [Line Items]
Total financial assets	50,260	106,564
Time deposits | Scotiabank Chile | Over 90 days
Financial Risk Management [Line Items]
Total financial assets	283,498	240,164
Time deposits | Banco Crédito e Inversiones | Up to 90 days
Financial Risk Management [Line Items]
Total financial assets	49,226	1,003
Time deposits | Banco Crédito e Inversiones | Over 90 days
Financial Risk Management [Line Items]
Total financial assets	122,941	174,684
Time deposits | Banco Itaú CorpBanca | Up to 90 days
Financial Risk Management [Line Items]
Total financial assets	45,132
Time deposits | Banco Itaú CorpBanca | Over 90 days
Financial Risk Management [Line Items]
Total financial assets	241,602	66,166
Time deposits | HDFC Bank Ltd. | Up to 90 days
Financial Risk Management [Line Items]
Total financial assets	298
Time deposits | KBC Bank N.V. | Up to 90 days
Financial Risk Management [Line Items]
Total financial assets	26,056
Time deposits | Banco Estado | Up to 90 days
Financial Risk Management [Line Items]
Total financial assets	30,052	104,084
Time deposits | Banco Estado | Over 90 days
Financial Risk Management [Line Items]
Total financial assets	30,556	90,975
Time deposits | Banco de Chile | Up to 90 days
Financial Risk Management [Line Items]
Total financial assets	2,803	6,307
Time deposits | Banco de Crédito e inversiones Miami | Over 90 days
Financial Risk Management [Line Items]
Total financial assets	30,798
Time deposits | Santander US | Over 90 days
Financial Risk Management [Line Items]
Total financial assets	20,910
Time deposits | Banco Itaú Brasil | Over 90 days
Financial Risk Management [Line Items]
Total financial assets	113
Time deposits | Banco Consorcio | Over 90 days
Financial Risk Management [Line Items]
Total financial assets	17,401
Time deposits | Bank of Nova Scotia | Over 90 days
Financial Risk Management [Line Items]
Total financial assets		51,025
Time deposits | KBC Bank | Over 90 days
Financial Risk Management [Line Items]
Total financial assets		22,397
Investment fund | Banco Crédito e Inversiones | Up to 90 days
Financial Risk Management [Line Items]
Total financial assets	1,379	4,997
Investment fund | JP Morgan US dollar Liquidity Fund Institutional | Up to 90 days
Financial Risk Management [Line Items]
Total financial assets	143,287	1,974
Investment fund | Legg Mason - Western Asset Institutional cash reserves | Up to 90 days
Financial Risk Management [Line Items]
Total financial assets	107,614	122,337
Time Deposits And Investment Fund | Up to 90 days
Financial Risk Management [Line Items]
Total financial assets	$ 581,780	$ 451,808